Note 16 - Tax Expense - Reconciliation of Tax Rate (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Profit for the year		$ 22,866	$ 23,142	$ 25,257
Total tax expense		16,770	14,857	15,173
Profit before tax		39,636	37,999	40,430
Income tax at Company's domestic tax rate (1)	[1]	0	0	0
Tax rate blended in foreign jurisdictions (2)	[2]	12,600	11,847	12,405
Effect of income tax calculated in RTGS$ as required by PN26 (3)	[3]	713	590	2,004
Management fee – withholding tax on deemed dividend portion		247	342	209
Management fee – non-deductible deemed dividend		735	611	570
Management fee – withholding tax - current year		174	148	123
Withholding tax on intercompany dividends		850	0	245
- CSR donations		269	311	107
- Other non-deductible expenditure		656	30	57
- IMTT (4)	[4]	398	(200)	120
Credit export incentive income exemption		0	0	(598)
Change in income tax rate (5)	[5]	(8)	0	(287)
Change in unrecognised deferred tax losses		174	1,346	272
Zimbabwe Area [member]
Statement Line Items [Line Items]
Change in tax estimates		0	(166)	0
SOUTH AFRICA
Statement Line Items [Line Items]
Change in tax estimates		$ (38)	$ (2)	$ (54)

[1]	The tax rate in Jersey, Channel Islands is 0% (2021: 0%, 2020: 0%).
[2]	The effective tax rate of 35.36% (2021: 39.10%) exceeds the statutory tax rates of subsidiaries of the Company, as certain expenditures are incurred by the Company that is not tax-deductible against taxable income in Zimbabwe and South Africa, where the enacted tax rates are 24.72% (2021: 24.72%, 2020: 25.75%) and 28.00% (2021: 28.00%, 2020: 28.00%) respectively. Further, Zimbabwean legislation requires the Blanket income taxation calculation to be performed in RTGS$ whereas the functional currency in which the profit before tax is calculated in these consolidated financial statements is in US Dollar; the requirement is further described in point 3 below.
[3]	In 2019 ZIMRA issued PN26 that was affected retrospectively from February 22, 2019. The public notice provided clarity on Section 4 (a) of the Finance Act [Chapter 23.04] of Zimbabwe, which requires a company earning taxable income to pay tax in the same or other specified currency in which taxable income and revenue is earned. PN 26 clarifies that the calculation of taxable income be performed in RTGS$ and that the payment of the tax be in the ratio of the currency that the taxable income and revenue is earned. The reconciling item reconciles the profit before tax calculated using US Dollars as the functional currency of the Zimbabwean entities to taxable income calculated in RTGS$.
[4]	The presidential announcement made on May 7, 2022 to increase the IMTT charges on all domestic foreign currency transfers from 2% to 4%.
[5]	The South African Government announced in the 2021 National Budget Statement that the income tax rate will be reduced from 28.00% to 27.00% and will take effect for the years of assessment ending on March 31, 2023. This resulted in a change in estimate on the deferred tax asset calculation.